Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We grant equity awards to our executives, including stock options, as part of their total compensation. In 2025, we did not grant stock options on any date that, in relation to our disclosure of material nonpublic information, would require us to provide the tabular disclosures of Item 402(x)(2) of Regulation S-K. Accordingly, we have no specific policy or practice on the timing of awards of such options in relation to the disclosure of material nonpublic information by us. In the event that we decide to grant new awards of such options, the Compensation Committee will evaluate the appropriate steps to take in relation to the foregoing. Our insider trading policy also provides guidelines around the repurchases of our securities, which are generally only made pursuant to a Rule 10b5-1 trading plan established when we are not in possession of material nonpublic information.

Award Timing Method	We grant equity awards to our executives, including stock options, as part of their total compensation. In 2025, we did not grant stock options on any date that, in relation to our disclosure of material nonpublic information, would require us to provide the tabular disclosures of Item 402(x)(2) of Regulation S-K. Accordingly, we have no specific policy or practice on the timing of awards of such options in relation to the disclosure of material nonpublic information by us.
Award Timing, How MNPI Considered	In the event that we decide to grant new awards of such options, the Compensation Committee will evaluate the appropriate steps to take in relation to the foregoing. Our insider trading policy also provides guidelines around the repurchases of our securities, which are generally only made pursuant to a Rule 10b5-1 trading plan established when we are not in possession of material nonpublic information.